Loss Per Share - Schedule of Calculation of Basic and Diluted Loss Per Share (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders-Basic and Diluted | ¥		¥ (177,984)	¥ (639,800)	¥ (327,971)
Denominator:
Weighted average number of ordinary shares-Basic		2,554,338,579	2,519,948,060	2,630,425,361
Weighted average number of ordinary shares - Diluted		2,554,338,579	2,519,948,060	2,630,425,361
Basic loss per share | (per share)	$ (0.01)	¥ (0.07)	¥ (0.25)	¥ (0.12)
Diluted loss per share | (per share)	$ (0.01)	¥ (0.07)	¥ (0.25)	¥ (0.12)